CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Income Statement [Abstract]
REVENUES	$ 305,003	$ 235,561	$ 583,046	$ 461,778
COST OF REVENUES	232,275	183,101	448,971	376,326
GROSS PROFIT	72,728	52,460	134,075	85,452
OPERATING COSTS AND EXPENSES
Research and development	16,030	15,148	31,267	29,985
Marketing, general and administrative	16,520	15,806	32,443	31,967
Nishiwaki Fab restructuring costs and impairment			(627)
TOTAL OPERATING COSTS AND EXPENSES	32,550	30,954	63,083	61,952
OPERATING PROFIT	40,178	21,506	70,992	23,500
INTEREST EXPENSES, NET	(2,997)	(3,613)	(6,355)	(7,246)
OTHER FINANCING EXPENSE, NET	(7,528)	(7,271)	(11,497)	(91,867)
GAIN FROM ACQUISITION, NET	10,158		51,298
OTHER INCOME (EXPENSE), NET	4,362	(4)	4,362	(13)
PROFIT (LOSS) BEFORE INCOME TAX	44,173	10,618	108,800	(75,626)
INCOME TAX BENEFIT (EXPENSE)	(3,826)	(2,468)	(3,905)	8,426
NET PROFIT (LOSS)	40,347	8,150	104,895	(67,200)
Net loss (income) attributable to non controlling interest	(1,861)	(363)	(465)	1,923
NET PROFIT (LOSS) ATTRIBUTABLE TO THE COMPANY	$ 38,486	$ 7,787	$ 104,430	$ (65,277)
BASIC EARNING (LOSS) PER ORDINARY SHARE
Earnings (loss) per share	$ 0.45	$ 0.10	$ 1.22	$ (0.93)
Weighted average number of ordinary shares outstanding - in thousands	86,300	76,696	85,410	70,175
DILUTED EARNING PER ORDINARY SHARE
Earnings per share	$ 0.40	$ 0.09	$ 1.09
Net profit used for diluted earnings per share	$ 40,556	$ 7,787	$ 108,556
Weighted average number of ordinary shares - in thousands, used for diluted earnings per share	100,163	87,558	99,546